Deferred Tax Assets and Liabilities - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary difference and tax losses where deferred tax assets were not recognized	¥ 42,469	¥ 29,026
Deferred tax assets not recognized	¥ 8,677	¥ 6,476